Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
21.	Segment Information

Canon operates its business in three segments: the Office Business Unit, the Imaging System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

The primary products included in each segment are as follows:

Office Business Unit:	Office multifunction devices (MFDs) / Laser multifunction printers / Laser printers / Digital production printing systems / High speed continuous feed printers / Wide-format printers / Document solutions

Imaging System Business Unit:	Interchangeable lens digital cameras / Digital compact cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Compact photo printers / Inkjet printers / Large-format inkjet printers / Commercial photo printers / Image scanners / Multimedia projectors / Broadcast equipment / Calculators

Industry and Others Business Unit:	Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment / Digital radiography systems / Ophthalmic equipment / Vacuum thin-film deposition equipment / Organic LED (OLED) panel manufacturing equipment / Die bonders / Micromotors / Network cameras / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2015:
Net sales:
External customers	¥2,108,246	¥1,262,667	¥429,358	¥—	¥3,800,271
Intersegment	2,570	1,168	95,293	(99,031)	—

Total	2,110,816	1,263,835	524,651	(99,031)	3,800,271
Operating cost and expenses	1,820,230	1,080,396	537,730	6,705	3,445,061

Operating profit	¥290,586	¥183,439	¥(13,079)	¥(105,736)	¥355,210

Total assets	¥1,020,758	¥452,283	¥332,252	¥2,622,480	¥4,427,773
Depreciation and amortization	86,206	52,070	45,064	89,987	273,327
Capital expenditures	73,819	38,337	24,241	106,733	243,130

2014:
Net sales:
External customers	¥2,075,788	¥1,342,501	¥308,963	¥—	¥3,727,252
Intersegment	2,944	693	89,802	(93,439)	—

Total	2,078,732	1,343,194	398,765	(93,439)	3,727,252
Operating cost and expenses	1,786,675	1,148,593	420,566	7,929	3,363,763

Operating profit	¥292,057	¥194,601	¥(21,801)	¥(101,368)	¥363,489

Total assets	¥1,025,499	¥517,524	¥342,695	¥2,574,900	¥4,460,618
Depreciation and amortization	87,058	53,912	37,544	84,966	263,480
Capital expenditures	69,704	31,124	15,976	107,956	224,760

2013:
Net sales:
External customers	¥1,993,898	¥1,448,186	¥289,296	¥—	¥3,731,380
Intersegment	6,175	752	85,574	(92,501)	—

Total	2,000,073	1,448,938	374,870	(92,501)	3,731,380
Operating cost and expenses	1,733,165	1,245,144	400,201	15,593	3,394,103

Operating profit	¥266,908	¥203,794	¥(25,331)	¥(108,094)	¥337,277

Total assets	¥954,803	¥584,856	¥328,202	¥2,374,849	¥4,242,710
Depreciation and amortization	88,344	56,564	37,072	93,193	275,173
Capital expenditures	54,644	44,112	27,040	101,682	227,478

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

Information about product sales to external customers by business unit for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Years ended December 31
	2015	2014	2013
	(Millions of yen)
Office
Monochrome copiers	¥328,061	¥322,398	¥312,973
Color copiers	421,209	401,447	381,848
Printers	857,369	862,000	841,436
Others	501,607	489,943	457,641

Total	2,108,246	2,075,788	1,993,898
Imaging System
Cameras	782,623	861,196	973,517
Inkjet printers	362,663	366,946	363,070
Others	117,381	114,359	111,599

Total	1,262,667	1,342,501	1,448,186
Industry and Others
Lithography equipment	123,887	90,395	62,116
Others	305,471	218,568	227,180

Total	429,358	308,963	289,296

Consolidated	¥3,800,271	¥3,727,252	¥3,731,380

Information by major geographic area as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
	(Millions of yen)
Net sales:
Japan	¥714,280	¥724,317	¥715,863
Americas	1,144,422	1,036,500	1,059,501
Europe	1,074,366	1,090,484	1,124,929
Asia and Oceania	867,203	875,951	831,087

Total	¥3,800,271	¥3,727,252	¥3,731,380

Long-lived assets:
Japan	¥937,716	¥950,719	¥984,231
Americas	150,105	157,748	131,660
Europe	183,451	127,700	111,609
Asia and Oceania	189,588	210,650	196,305

Total	¥1,460,860	¥1,446,817	¥1,423,805

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥1,047,838 million, ¥938,411 million and ¥960,213 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2015, 2014 and 2013. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2015:
Net sales:
External customers	¥847,669	¥1,138,830	¥1,077,033	¥736,739	¥—	¥3,800,271
Intersegment	1,765,840	21,069	106,675	911,395	(2,804,979)	—

Total	2,613,509	1,159,899	1,183,708	1,648,134	(2,804,979)	3,800,271
Operating cost and expenses	2,285,780	1,130,099	1,165,218	1,582,113	(2,718,149)	3,445,061

Operating profit	¥327,729	¥29,800	¥18,490	¥66,021	¥(86,830)	¥355,210

Total assets	¥969,805	¥544,395	¥409,357	¥620,090	¥1,884,126	¥4,427,773

2014:
Net sales:
External customers	¥836,801	¥1,033,797	¥1,088,293	¥768,361	¥—	¥3,727,252
Intersegment	1,752,378	8,738	59,493	821,600	(2,642,209)	—

Total	2,589,179	1,042,535	1,147,786	1,589,961	(2,642,209)	3,727,252
Operating cost and expenses	2,245,930	1,018,661	1,135,515	1,522,244	(2,558,587)	3,363,763

Operating profit	¥343,249	¥23,874	¥12,271	¥67,717	¥(83,622)	¥363,489

Total assets	¥1,134,484	¥531,122	¥484,858	¥674,672	¥1,635,482	¥4,460,618

2013:
Net sales:
External customers	¥797,501	¥1,056,096	¥1,124,603	¥753,180	¥—	¥3,731,380
Intersegment	1,855,181	11,774	53,281	881,765	(2,802,001)	—

Total	2,652,682	1,067,870	1,177,884	1,634,945	(2,802,001)	3,731,380
Operating cost and expenses	2,326,351	1,043,487	1,171,357	1,574,125	(2,721,217)	3,394,103

Operating profit	¥326,331	¥24,383	¥6,527	¥60,820	¥(80,784)	¥337,277

Total assets	¥1,152,398	¥447,039	¥496,549	¥631,827	¥1,514,897	¥4,242,710